                         VIEWS FROM CAMELBACK MOUNTAIN
                          "Now We Can Be Optimistic"



          For the past three years many people have anticipated and looked for a 10% market correction. Since the start of 1997 some people have demanded it. From the peak until Friday's close the Dow Jones Industrial Average declined 9.8%. Let's declare that it was 10% and we finished our correction so that we can go back to constructive attitudes and watch the earnings reports with joy.

As I have noted in the past, I think that Mr. Greenspan is one of the best Federal Reserve Chairmen. He cautioned us awhile back that the market might be getting exuberant and speculative and since his words of caution the market has only gone up modestly (even after the 10% decline). We went through a similar phase last July, but fortunately people changed their minds and decided that a good economy was good for stocks, not bad. We might even get higher interest rates and I think the market has largely discounted that, but for the last forty-five years interest rates have basically gone up causing bonds to decline. Despite that the stock market has been just great for the last forty-five years. Let's look at this year. The bond market is down a fair bit, while stocks are up a bit and yet I continually see many people claiming that the bond market and the stock market are coupled. The facts do not seem to bear this out. I am more content to look at the business environment, the economic outlook, and higher earnings, which are all factual, rather than to bet they will be sick in the future because interest rates might go up 25 or 50 basis points.

The world economies have had a slow period for the last year, but I expect this to be changing which will provide additional strength to our economy. We will have another recession some day, but hopefully it will be as far away as this correction has been since people first got fearful of it. We must also remember that in the last fifteen years we have had only one year of recession, so it may be a number of years before we get our next one.

The next thing some people will worry about is the strength of the dollar.
About half the countries in the world peg their currency to the dollar. The J.P. Morgan Trade Weighted Index for the other half is up about 7% this year. However, it was up about 6% last year, and yet we had a great economy and a great stock market. Many companies do a fair amount of their business globally, but they also produce the products globally. A number of companies sell their products in dollars, not foreign currencies, and most companies hedge part of their foreign currency transactions. American companies have learned how to reduce the impact of currency changes; thus, I would not be overly concerned with the dollar's strength affecting earnings and stocks. The conventional wisdom has always been that the American public and the small investors are always wrong. Again, this is a myth that does not seem to be true. If I had a fear, it would be about some of the gunslinger money managers who are young and have never lived through difficult markets. I think the public will not be our problem since the media has done a great job of teaching us about long-term investment results. I am hopeful that the momentum investors have already been at least partially discredited. We continue to believe that stocks are reasonably priced and the best place to invest money for the long term.

                                        Warmest regards,


                                        L. Roy Papp
                                        April 14, 1997

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                MARCH 31, 1997
                                  (Unaudited)

                                                                                  Number       Market
                             Common Stocks                                       of Shares     Value
-------------------------------------------------------------------------        ---------    --------

Telecommunications (10.8%)
 L. M. Ericsson Telephone
  (Manufacturer of telecom systems and cellular handsets)                          2,200      $ 74,387
 Hong Kong Telecommunications Ltd.
  (International telecommunications services)                                      4,000        65,500
 Motorola, Inc.
  (Manufacturer of electronic equipment)                                           1,200        72,450
                                                                                              --------
                                                                                               212,337
                                                                                              --------
Computers and Software (9.1%)
 Hewlett-Packard Company
  (Manufacturer of printers, computers, and medical
  electronic equipment)                                                            1,400        74,550
 Intel Corporation
  (Manufacturer of microprocessors, microcontrollers,
   and memory chips)                                                                 750       104,344
                                                                                              --------
                                                                                               178,894
                                                                                              --------
Financial Services (8.6%)
 Bancorp Hawaii Inc.
  (Provider of financial services in the U.S. and Pacific island nations)          2,000        85,750
 State Street Boston Corporation
  (Provider of U.S. and global securities custodial services)                      1,200        83,250
                                                                                              --------
                                                                                               169,000
                                                                                              --------
Industrial Services (8.5%)
 Air Express International
  (Air freight forwarding)                                                         2,300        73,025
 Interpublic Group of Companies, Inc.
  (Worldwide advertising agencies)                                                 1,800        94,950
                                                                                              --------
                                                                                               167,975
                                                                                              --------
Consumer Products (8.3%)
 Colgate-Palmolive Company
  (Household and personal care products)                                             800        79,700
 Unilever Group
  (Producer and marketer of branded and packaged consumer goods)                     450        83,813
                                                                                              --------
                                                                                               163,513
                                                                                              --------
Medical Services (7.5%)
 Medtronic, Inc.
  (Manufacturer of implantable biomedical devices)                                 1,000        62,250
 Stryker Corp.
  (Developer and manufacturer of surgical and medical devices)                     3,500        87,063
                                                                                              --------
                                                                                               149,313
                                                                                              --------
Industrial Components (6.9%)
 Millipore Corporation
  (Leading supplier of purification products)                                      1,800        76,275
 Minnesota Mining and Manufacturing Co.
  (Diversified manufacturer)                                                         700        59,150
                                                                                              --------
                                                                                               135,425
                                                                                              --------

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (Unaudited)

                                                                    Number            Market
                Common Stocks (continued)                          of Shares          Value
-------------------------------------------------------            ---------        ----------

Pharmaceutical (4.6%)
 Eli Lilly and Co.
  (Healthcare products)                                               600           $   49,350
 Warner-Lambert Company
  (Pharmaceutical and consumer products)                              500               43,250
                                                                                    ----------
                                                                                        92,600
                                                                                    ----------
Consumer Services (4.6%)
 G & K Services, Inc. Class A
  (Uniform rental service)                                          3,000               90,000
                                                                                    ----------
Electrical Equipment (4.5%)
 General Electric Co.
  (Diversified industrial company)                                    900               89,325
                                                                                    ----------
Restaurants (3.8%)
 McDonald's Corporation
  (Fast food restaurants and franchising)                           1,600               75,600
                                                                                    ----------
Miscellaneous (13.9%)
 Callaway Golf Company
  (Manufacturer of golf clubs)                                      2,300               65,837
 Mattel, Inc.
  (Toy manufacturer)                                                2,500               67,200
 Unocal Corporation
  (Major oil exploration and production services)                   1,500               57,187
 VeriFone, Inc.*
  (Supplier of transaction automation systems)                      2,550               83,513
                                                                                    ----------
                                                                                       273,737
                                                                                    ----------
Total Common Stocks - 91.2%                                                          1,797,719

Cash and Other Assets, Less Liabilities - 8.8%                                         172,650
                                                                                    ----------
Net Assets                                                                          $1,970,369
                                                                                    ==========

Net Asset Value Per Share
(Based on 202,888 shares outstanding at March 31, 1997)                             $     9.71
                                                                                    ==========




*Non-income producing security.